Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
June 30, 2024
AFF25-NPRT1-0824
1.818367.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% 7/25/24 (b) (Cost $3,467,796)	3,480,000	3,467,855

Domestic Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	5,223,341	100,235,910
Fidelity Advisor Series Growth Opportunities Fund (c)	4,414,893	70,770,742
Fidelity Advisor Series Small Cap Fund (c)	2,584,276	33,492,223
Fidelity Series All-Sector Equity Fund (c)	2,727,043	33,569,904
Fidelity Series Commodity Strategy Fund (c)	194,426	18,911,827
Fidelity Series Large Cap Stock Fund (c)	5,863,559	134,510,053
Fidelity Series Large Cap Value Index Fund (c)	848,108	13,289,845
Fidelity Series Opportunistic Insights Fund (c)	3,375,213	80,633,846
Fidelity Series Small Cap Core Fund (c)	341,650	3,935,811
Fidelity Series Small Cap Opportunities Fund (c)	2,862,618	42,767,510
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,711,306	78,359,112
Fidelity Series Value Discovery Fund (c)	5,244,587	80,242,175
TOTAL DOMESTIC EQUITY FUNDS (Cost $428,047,596)		690,718,958

International Equity Funds - 26.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,460,539	37,129,539
Fidelity Series Emerging Markets Fund (c)	4,538,797	41,802,323
Fidelity Series Emerging Markets Opportunities Fund (c)	8,884,621	167,119,715
Fidelity Series International Growth Fund (c)	5,874,745	107,625,320
Fidelity Series International Small Cap Fund (c)	1,909,683	32,560,098
Fidelity Series International Value Fund (c)	8,585,323	108,518,481
Fidelity Series Overseas Fund (c)	7,661,820	107,801,803
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $415,264,529)		602,557,279

Bond Funds - 42.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	36,091	349,361
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	27,124,378	206,959,006
Fidelity Series Emerging Markets Debt Fund (c)	1,459,500	11,398,693
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	392,228	3,471,216
Fidelity Series Floating Rate High Income Fund (c)	226,212	2,031,383
Fidelity Series High Income Fund (c)	1,365,440	11,497,006
Fidelity Series International Credit Fund (c)	208,968	1,694,729
Fidelity Series International Developed Markets Bond Index Fund (c)	10,132,980	86,636,981
Fidelity Series Investment Grade Bond Fund (c)	55,411,710	547,467,698
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,887,819	87,224,127
Fidelity Series Real Estate Income Fund (c)	226,308	2,192,926
TOTAL BOND FUNDS (Cost $1,121,565,611)		960,923,126

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $3,465,361)	3,464,668	3,465,361

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,971,810,893)	2,261,132,579
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,569,006)
NET ASSETS - 100.0%	2,259,563,573

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	2	Sep 2024	234,320	154	154
ICE MSCI Emerging Markets Index Contracts (United States)	98	Sep 2024	5,332,180	3,618	3,618

TOTAL EQUITY INDEX CONTRACTS					3,772

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	791	Sep 2024	86,997,641	550,337	550,337
CBOT 5-Year U.S. Treasury Note Contracts (United States)	484	Sep 2024	51,583,813	253,013	253,013

TOTAL TREASURY CONTRACTS					803,350

TOTAL PURCHASED					807,122

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	99	Sep 2024	27,331,425	(56,604)	(56,604)

TOTAL FUTURES CONTRACTS					750,518
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,084,198.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	3,369,897	12,098,291	12,002,801	37,056	(26)	-	3,465,361	0.0%
Total	3,369,897	12,098,291	12,002,801	37,056	(26)	-	3,465,361

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	101,885,684	909,476	8,891,437	-	2,825,795	3,506,392	100,235,910
Fidelity Advisor Series Growth Opportunities Fund	71,842,972	358,938	7,194,210	-	2,181,038	3,582,004	70,770,742
Fidelity Advisor Series Small Cap Fund	35,231,073	420,587	1,776,690	-	312,293	(695,040)	33,492,223
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	266,933	128,497	50,657	138	312	4,276	349,361
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	209,927,967	5,631,642	9,380,327	82,646	(139,689)	919,413	206,959,006
Fidelity Series All-Sector Equity Fund	33,807,373	197,504	1,818,500	-	208,050	1,175,477	33,569,904
Fidelity Series Canada Fund	39,567,463	657,345	2,495,121	-	577,945	(1,178,093)	37,129,539
Fidelity Series Commodity Strategy Fund	14,985,189	4,796,373	1,276,932	-	(645,163)	1,052,360	18,911,827
Fidelity Series Emerging Markets Debt Fund	11,796,549	261,793	583,494	172,408	(124,449)	48,294	11,398,693
Fidelity Series Emerging Markets Debt Local Currency Fund	3,670,421	6,772	149,639	-	(22,173)	(34,165)	3,471,216
Fidelity Series Emerging Markets Fund	42,809,520	86,632	3,182,414	-	(239,386)	2,327,971	41,802,323
Fidelity Series Emerging Markets Opportunities Fund	171,824,500	346,734	13,905,869	-	1,390,457	7,463,893	167,119,715
Fidelity Series Floating Rate High Income Fund	2,101,816	51,635	106,080	46,797	(8,328)	(7,660)	2,031,383
Fidelity Series Government Money Market Fund 5.42%	52,819	234	53,053	234	-	-	-
Fidelity Series High Income Fund	11,667,938	447,347	561,817	178,956	(34,558)	(21,904)	11,497,006
Fidelity Series International Credit Fund	1,685,244	22,511	2,867	22,511	159	(10,318)	1,694,729
Fidelity Series International Developed Markets Bond Index Fund	89,413,660	3,202,464	4,133,233	1,041,855	(117,122)	(1,728,788)	86,636,981
Fidelity Series International Growth Fund	111,739,252	3,398,177	5,692,857	-	1,043,521	(2,862,773)	107,625,320
Fidelity Series International Small Cap Fund	34,864,376	191,396	1,594,060	-	256,588	(1,158,202)	32,560,098
Fidelity Series International Value Fund	112,274,746	2,347,134	6,500,527	-	1,527,150	(1,130,022)	108,518,481
Fidelity Series Investment Grade Bond Fund	570,153,329	8,620,570	27,213,634	5,955,566	(467,851)	(3,624,716)	547,467,698
Fidelity Series Large Cap Stock Fund	136,742,988	1,086,493	9,424,247	-	3,664,474	2,440,345	134,510,053
Fidelity Series Large Cap Value Index Fund	13,550,330	664,436	632,257	-	90,154	(382,818)	13,289,845
Fidelity Series Long-Term Treasury Bond Index Fund	103,442,213	3,176,366	16,847,453	797,916	(7,582,619)	5,035,620	87,224,127
Fidelity Series Opportunistic Insights Fund	80,824,553	1,142,214	6,669,818	-	3,018,018	2,318,879	80,633,846
Fidelity Series Overseas Fund	112,039,609	2,654,960	6,826,177	-	1,175,918	(1,242,507)	107,801,803
Fidelity Series Real Estate Income Fund	2,257,597	39,284	106,329	34,433	(2,599)	4,973	2,192,926
Fidelity Series Short-Term Credit Fund	30,394	96	30,305	96	620	(805)	-
Fidelity Series Small Cap Core Fund	4,018,783	18,699	6,407	18,699	657	(95,921)	3,935,811
Fidelity Series Small Cap Opportunities Fund	44,576,259	1,193,990	1,979,515	-	589,111	(1,612,335)	42,767,510
Fidelity Series Stock Selector Large Cap Value Fund	79,659,124	4,047,680	3,500,718	-	123,244	(1,970,218)	78,359,112
Fidelity Series Value Discovery Fund	81,603,451	5,095,927	3,696,378	-	108,307	(2,869,132)	80,242,175
	2,330,314,125	51,203,906	146,283,022	8,352,255	9,709,874	9,254,480	2,254,199,363

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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